Derivative Instruments - Offsetting of Derivative Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Offsetting of Derivative Liabilities
Gross Amount of Recognized Liabilities	$ 7,046,098	$ 5,297,579
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(7,046,098)	(5,297,579)
Futures Contracts
Offsetting of Derivative Liabilities
Gross Amount of Recognized Liabilities	6,123,114	3,919,537
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(6,123,114)	(3,919,537)
Forward Contracts
Offsetting of Derivative Liabilities
Gross Amount of Recognized Liabilities	922,984	1,378,042
Gross Amounts Offset in the Consolidated Statement of Financial Condition	$ (922,984)	$ (1,378,042)